General (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Jan. 31, 2018
General [Line Items]
Cash, cash equivalents, short-term deposits and restricted deposits	$ 74,146
Net loss	(15,350)	$ (16,880)
Cash flows from operating activities	(12,803)	$ (9,922)
Accumulated deficit	$ (131,109)		$ (115,759)
Liquidity requirements	2 years
ATM KK [Member]
General [Line Items]
Ownership percentage				100.00%